Income Taxes (EIT of 25 Percent Scenario) (Details) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Jun. 30, 2014 USD ($)	Jun. 30, 2014 CNY	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CNY	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2013 EIT of 25 Percent Scenario [Member] USD ($)	Dec. 31, 2013 EIT of 25 Percent Scenario [Member] CNY	Dec. 31, 2012 EIT of 25 Percent Scenario [Member] CNY	Dec. 31, 2011 EIT of 25 Percent Scenario [Member] CNY
Income Taxes [Line Items]
Net income	$ (2,791)	(17,328)	$ (2,893)	(17,759)	$ (3,705)	(22,981)	$ (2,133)	(13,259)	$ (11,496)	(71,327)	(58,971)	(54,427)	$ 0	0	0	(2,499)
Earnings Per Share- Basic													$ 0	0	0	(0.19)
Earnings Per Share- Diluted													$ 0	0	0	(0.19)